COLLABORATION AGREEMENTS: (Narrative) (Details) $ in Thousands		12 Months Ended
	Nov. 01, 2021 USD ($) Agreement Candidate Instalment Program	Dec. 31, 2007
Number of generic collaborative agreements to sell rights | Agreement	10
Number of generic programs retained for collaboration rights | Program	2
Number of generic drug candidates | Candidate	4
Expected revenue receivable over twenty four months | $	$ 21,500
Number of approved generic drug products | Program	2
Number of unapproved generic programs | Program	8
Upfront payment received | $	$ 1,250
Payment receivable in instalments | $	$ 20,250
Number of equal quarterly instalments | Instalment	8
Minimum [Member]
Royalties maturity		2016
Maximum [Member]
Royalties maturity		2024